Other Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash transactions:
Interest expense paid			$ 9,270	$ 9,899	$ 13,329	$ 13,534	$ 13,654
Income taxes paid			3,100	0
Noncash transactions:
Transfers of loans to other real estate owned			2,885	340
Loans to facilitate the sale of other real estate owned			113	20	3,473	661	358
Write-off of debt origination costs related to warrants	223		223	0
Adriatica real estate notes financed					0	12,188	0
Stock warrants issued for guarantee of other borrowings					0	475	0
Common stock issued for noncompete agreement					115	0	0
Security purchased, not yet settled		0	1,000	0
Restricted stock vested			9	0
Acquisitions: Noncash assets acquired
Certificates of deposit held in other banks					17,078	0	0
Securities available for sale					10,314	0	9,937
Restricted stock					1,417	0	204
Loans					180,448	0	67,505
Premises and equipment					5,717	0	14,541
Other real estate owned					1,573	0	4,553
Goodwill			28,742		28,742	11,222	11,222	11,222
Core deposit intangible					1,362	0	1,748
Other assets					1,669	0	564
Total assets					237,324	0	99,052
Acquisitions: Noncash liabilities
Deposits					216,444	0	120,431
FHLB advances					12,500	0	0
Other borrowings						0	3,635
Junior subordinated debt					3,609	0	0
Other liabilities					700	0	949
Total liabilities					233,253	0	125,015
Cash and cash equivalents acquired from acquisitions			0	19,993	46,230	0	37,819
Contingent consideration recorded					0	0	1,752
Cash paid to shareholders of acquired banks			0	37,000	46,600	0	101
Fair value of common stock issued to shareholders of acquired bank					3,701	0	3,311
Branch Sale: Noncash assets
Loans					807	0	0
Premises and equipment					280	0	0
Goodwill		254			254	0	0
Core deposit intangible		119			119	0	0
Other assets					13	0	0
Total assets		1,233		1,233	1,473	0	0
Branch Sale: Noncash liabilities
Deposits					20,068	0	0
Other liabilities					6	0	0
Total liabilities					20,074	0	0
Cash and cash equivalents transferred in branch sale					133	0	0
Deposit premium received		414			414	0	0
Cash paid to buyer, net of deposit premium					18,430	0	0
Loans Receivable
Noncash transactions:
Transfers of loans to other real estate owned					885	5,723	13,410
Bank Premises
Noncash transactions:
Transfer of bank premises to other real estate					379	0	0
I Bank & Community Group
Acquisitions: Noncash assets acquired
Goodwill					$ 17,746	$ 0	$ 0